COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
(21)	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

Capital commitments outstanding at December 31, 2010 and 2011 not provided for in the financial statements were as follows:

	December 31, 2010	December 31, 2011
Purchase of property, plant and equipment	857,275	443,001

(b)	Purchase commitments

As of December 31, 2011, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon materials in an aggregate amount of approximately US$ 43,168 over the next five years.

Future materials purchase commitments are as follows:

Year ending December 31	USD ‘000
2012	9,594
2013	9,594
2014	9,594
2015	7,193
2016	7,193

Total	43,168